Share capital - Rio Tinto Limited - Additional Information (Detail) - Rio Tinto Limited [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Value of shares purchased by employee share ownership trusts	$ 37.5	$ 48.5	$ 37.0
Shares to held in the employee share ownership trusts on behalf of Rio Tinto Limited	757,450